Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2013
Retirement Plans [Abstract]
Funded status of defined benefit plan
Although the Company intends for these defined contribution plans to be the primary retirement benefit for most employees, the Company also has several defined benefit plans. The funded status of the defined benefit plans was as follows at December 31:

(in thousands)	2013	2012
Benefit obligation at beginning of year	$76,957	$67,211
Service cost	3,260	2,583
Interest cost	2,557	2,659
Foreign currency exchange rate changes	(703)	799
Benefits paid	(5,194)	(3,045)
Actuarial (gain) loss	(4,295)	6,750
Benefit obligation at end of year	72,582	76,957
Plan assets at beginning of year	35,141	30,969
Company contributions	5,701	4,075
Foreign currency exchange rate changes	(539)	973
Benefits paid	(5,258)	(3,045)
Actual gain on plan assets	2,077	2,169
Plan assets at end of year	37,122	35,141
Funded status	$(35,460)	$(41,816)
Accumulated benefit obligation	$68,391	$70,230

Amount recognized in the consolidated balance sheet
Amounts recognized in the Consolidated Balance Sheets at December 31:

(in thousands)	2013	2012
Accrued employee and retiree benefits	$(40,350)	$(52,825)
Prepaid expenses and other current assets	4,890	11,009
Net liability	$(35,460)	$(41,816)

Components of annual benefit cost
Components of annual benefit cost:

(in thousands)	2013	2012	2011
Service cost	$3,260	$2,583	$2,419
Interest cost	2,557	2,659	2,778
Expected return on plan assets	(1,689)	(1,428)	(1,520)
Amortization of prior service cost	172	1,971	3,112
Recognized actuarial loss	3,203	799	1,388
Settlement expense	1,177	–	–
Defined benefit expense	$8,680	$6,584	$8,177

Summary of weighted average assumptions
Weighted-average liability assumptions as of December 31:

	2013	2012
Discount rate	3.91%	3.27%
Expected return on plan assets	5.12%	4.76%
Rate of compensation increase	4.59%	4.01%

Weighted-average cost assumptions for the year ended December 31:

	2013	2012
Discount rate	3.27%	4.27%
Expected return on plan assets	4.76%	5.00%
Rate of compensation increase	4.01%	4.11%

Amounts recognized in accumulated other comprehensive income	Amounts at December 31 in accumulated other comprehensive income were as follows:
(in thousands)	2013	2012
Prior service cost	$1,182	$1,362
Unrecognized net actuarial loss	7,944	17,031

Pension adjustments recognized in accumulated other comprehensive income
The pension adjustments, net of tax, recognized in OCI, were as follows:

(in thousands)	2013	2012	2011
Net actuarial gain (loss) arising during the period	$3,180	$(3,947)	$885
Amortization of actuarial loss, included in defined benefit expense	2,006	526	866
Amortization of prior service cost, included in defined benefit expense	108	1,205	1,901
Pension adjustment, net of tax	$5,294	$(2,216)	$3,652

Pension plan assets by asset category
The following table presents the Company’s pension plan assets by asset category as of December 31, 2013 and 2012:

	Fair Value as of December 31,	Fair Value Measurements at December 31, 2013 Using Fair Value Hierarchy			Fair Value as of December 31,	Fair Value Measurements at December 31, 2012 Using Fair Value Hierarchy
(in thousands)	2013	Level 1	Level 2	Level 3	2012	Level 1	Level 2	Level 3
Equity Funds
Domestic	$6,143	$6,143	$—	$—	$5,253	$5,253	$—	$—
International	7,294	—	7,294	—	5,412	—	5,412	—
International Fixed Income Funds	23,162	1,186	21,976	—	24,369	1,364	23,005	—
Other investments	523	40	483	—	107	34	73	—
Total assets at fair value	$37,122	$7,369	$29,753	$—	$35,141	$6,651	$28,490	$—